Receivables, Prepayments and Other Assets - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables Prepayments And Other Assets [Abstract]
Prepayments and deposits	$ 3,703	$ 6,621
Funds held by third party payment companies	2	1,083
Employee advances	637	822
Accounts receivable	108	2,732
Stock receivables	8,000
Others	297	640
Receivables prepayments and other assets	$ 12,747	$ 11,898